Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Summary of Sensitivity to Reasonably Possible Change in Exchange Rates

The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the EUR and RMB exchange rate against US$, with all other variables held constant, of the Group’s loss before tax (due to changes in the fair values of monetary assets and liabilities).

	Increase/ (decrease) in the rate of foreign currency %	Decrease/ (increase) in loss before tax US$’000
Year ended December 31, 2020
If US$ strengthens against RMB	5	678
If US$ weakens against RMB	(5)	(678)
If US$ strengthens against EUR	5	(817)
If US$ weakens against EUR	(5)	817
Year ended December 31, 2019
If US$ strengthens against RMB	5	329
If US$ weakens against RMB	(5)	(329)
If US$ strengthens against EUR	5	3,310
If US$ weakens against EUR	(5)	(3,310)
Year ended December 31, 2018
If US$ strengthens against RMB	5	343
If US$ weakens against RMB	(5)	(343)
If US$ strengthens against EUR	5	3,829
If US$ weakens against EUR	(5)	(3,829)

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The maturity profile of the Group’s financial liabilities as at the end of the reporting period, based on contractual undiscounted payments, is as follows:

As at December 31, 2020
	Less than 1 years US$’000	Over 1 years US$’000	Total US$’000
Trade and notes payables	5,238	—	5,238
Other payables and accruals	85,559	—	85,559
Lease liabilities	1,464	2,099	3,563
	92,261	2,099	94,360

As at December 31, 2019
	Less than 1 years US$’000	Over 1 years US$’000	Total US$’000
Trade and notes payables	9,586	—	9,586
Other payables and accruals	64,221	—	64,221
Lease liabilities	1,027	5,860	6,887
	74,834	5,860	80,694

Summary of Monitoring Capital Using Gearing Ratio

33. FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (CONTINUED)

Capital management (continued)

The Group monitors capital using a gearing ratio, which is total liabilities divided by total assets. The gearing ratios as at the end of each year were as follows:

	December 31, 2020 US$’000	December 31, 2019 US$’000
Total liabilities	440,752	410,584
Total assets	721,007	287,715
Gearing ratio	61%	143%